As filed with the Securities and Exchange Commission on May 22, 2003

                                                  File Nos.  _____ and 811-21356

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
                  Pre-Effective Amendment No.______                        [   ]
                  Post-Effective Amendment No.______                       [   ]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                  Amendment No._______

                            ABACUS MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 6 Bowery Street
                               New York, NY 10013
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 285-4770
              (Registrant's Telephone Number, Including Area Code)

                                    Tom Sung
                                 6 Bowery Street
                               New York, NY 10013
                     (Name and Address of Agent for Service)

                                   Copies to:

        Barry Breen                            Elaine E. Richards, Esq.
   Spitzer & Feldman P.C.                  U.S. Bancorp Fund Services, LLC
       405 Park Avenue                   615 East Michigan Street, 2nd Floor
     New York, NY 10022                       Milwaukee, Wisconsin 53202



 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]       immediately upon filing pursuant to paragraph (b).
[   ]       on (date) pursuant to paragraph (b).
[   ]       60 days after filing pursuant to paragraph (a)(1).
[   ]       on (date) pursuant to paragraph (a)(1).
[   ]       75 days after filing pursuant to paragraph (a)(2).
[   ]       on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]       This post-effective amendment  designates a new effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.




                                       Subject to Completion, Dated May 22, 2003

     The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





                                     [logo]
                               ABACUS GROWTH FUND
                               ABACUS MID-CAP FUND
                          ABACUS TOTAL RETURN BOND FUND
                   Each a Series of Abacus Mutual Funds, Inc.






                                   PROSPECTUS
                               _________ __, 2003







These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Company intends to file a request for an exemptive order from the Securities and Exchange Commission that will permit the Adviser, subject to approval by the Company's Board of Directors, to change sub-advisers engaged by the Adviser to conduct the investment programs of the Company without shareholder approval. There can be no assurance that such an order will be granted. The Adviser will not change sub-advisers without Shareholder approval unless and until such exemptive relief has been obtained.




                                Table of Contents



RISK/RETURN SUMMARY.............................................................


PERFORMANCE.....................................................................


FEES AND EXPENSES...............................................................


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
   POLICIES AND PRINCIPAL RISKS.................................................


INVESTMENT ADVISER..............................................................


SUB-ADVISERS....................................................................


NET ASSET VALUE.................................................................


HOW TO PURCHASE SHARES..........................................................


REDEMPTIONS.....................................................................


TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.........................................


DISTRIBUTION OF SHARES..........................................................


NOTICE OF PRIVACY POLICY & PRACTICES............................................





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See the Fund's Notice of its Privacy Policy on the last page of this prospectus.
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RISK/RETURN SUMMARY

     Abacus Mutual Funds, Inc. (the "Company") currently offers three series which offer a broad range of investment opportunities for investors. The three series are Abacus Growth Fund, Abacus Mid-Cap Fund and Abacus Total Return Bond Fund (the "Funds").

     Each Fund has its own investment objective and strategies (and, as a result, its own level of risk). If you invest any money with the Funds, it is possible that you will lose your investment. Investment in any of the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Abacus Growth Fund:

Principal Investment Strategies:

     The Abacus Growth Fund (the "Growth Fund") seeks to preserve investors' capital while earning an attractive rate of return by investing a majority of its net assets in the common stocks of issuers that have a total market capitalization in excess of $2 billion dollars. This will be accomplished by (a) identifying quality businesses that demonstrate growing streams of revenue and earnings, and (b) investing in those identified companies where there is also potential for the "price earnings ratio" (a valuation measure) of the shares to expand. Income is not an objective of the Fund and any income realized on the portfolio investments will be incidental to the Fund's objective. The Fund's investment objective may be changed without shareholder approval.

     The Abacus Growth Fund is a "bottom-up," idea-driven, growth portfolio with an intermediate to long-term investment horizon. This means that the Sub-Adviser identifies companies, one by one, which exhibit certain quality characteristics. Correspondingly, while the Sub-Adviser is cognizant of "macro" trends in the US and world economy, as well as business trends in the broad sectors of the economy (so-called "top-down" analysis), the Sub-Adviser does not make investment decisions based solely on such trends.

     In its stock valuation work, the Sub-Adviser employs several proprietary analytical methods. One such method involves a historical evaluation of investor sentiment regarding each company's shares to determine typical P/E ratios when the company is in favor or out of favor. In addition, the Sub-Adviser studies the effect of past and current interest rates on the P/E ratio of each company's shares, and projects these effects going forward. These valuation methods support the Sub-Adviser's portfolio decisions regarding the price and timing of buying and selling each company's shares as well as the size of positions taken in the portfolio.

     The Growth Fund's portfolio will typically be comprised of the shares of twenty-five or thirty-five companies.

Principal Risks:

     The Growth Fund is an equity fund whose primary risk is that the value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, then the Fund's net asset value (NAV) will also decline. Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally. These declines can be substantial.

     The risk to which the Growth Fund is susceptible depends in part on the size of the companies in which the Growth Fund invests. Securities of smaller companies tend to be subject to more abrupt and erratic price movements than securities of larger companies, in part because they may have limited product lines, markets or financial resources. Market capitalization, which is the total market value of a company's outstanding stock, is often used to classify companies based on size.


Abacus Mid-Cap Fund

Principal Investment Strategies:

     The Abacus Mid-Cap Fund (the "Mid-Cap Fund") is a diversified investment company that seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of Mid Cap companies. However, the Sub-Adviser may, from time to time, invest in companies that do not fall within the Mid-Cap range. The Sub-Adviser considers Mid-Cap companies as those with market capitalization between $2 billion and $10 billion at the time of investment. Also, the Sub-Adviser believes that equity securities includes common and preferred stock, and convertible securities.

     The Sub-Adviser combines both value oriented investment analysis and growth oriented investment analysis in selecting portfolio securities. The Sub-Adviser's investment philosophy is that companies that trade at a reasonable valuation and that have above average projected earnings per share growth may, over the long term, outperform the broad market. The Sub-Adviser's investment process consists of a proprietary quantitative screen and qualitative fundamental analysis. Value and growth characteristics are equally weighted for purposes of ranking.

     Value oriented analysis is used to determine the inherent value and profitability of the company and includes, but is not limited to, returns on assets, capital and equity. Growth oriented analysis includes, but is not limited to, the analysis of a companies potential for dividends and earnings per share growth as determined by market-oriented factors such as market share, new products and services and strength of management.

Principal Risks:

     Because the Mid-Cap Fund invests primarily in stocks, the Fund is subject to the risks associated with stock investments, and the Mid-Cap Fund's share price therefore may fluctuate substantially. The Mid-Cap Fund's share price will be affected by changes in the stock markets generally, and factors specific to a company or an industry will affect the prices or particular stocks held by the Mid-Cap Fund (for example, poor earnings, loss of major customers, availability of basic resources or supplies, major litigation against a company, or changes in governmental regulation affecting an industry).



Abacus Total Return Bond Fund

Principal Investment Strategies:

     The Abacus Total Return Bond Fund (the "Bond Fund") seeks to maximize total return, consistent with preservation of capital and prudent investment management by investing at least 80% of the Bond Fund's net assets in fixed income securities. For a complete list of the fixed income securities that the Bond Fund will invest in, please refer to the section "Investment Objective, Principal Investment Strategies, Policies and Principal Risks" included herein.

     Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, interest rate or maturity) that the Sub-adviser believes to be relatively undervalued. In selecting fixed income securities, the Sub-adviser uses economic forecasting, interest rate anticipation, credit and call risk analysis,  foreign  currency  exchange  rate  forecasting,  and  other  security selection techniques. The proportion of the Bond Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Sub-adviser's outlook for the U.S. and foreign economies, the financial markets, and other factors. The management of duration (a measure of a fixed income security's expected life which incorporates its yield, coupon interest payments, final maturity and call features into one measure) is one of the fundamental tools used by the Sub-adviser.

     The Bond Fund will invest in fixed-income securities of varying maturities. The average portfolio duration of the bond Fund generally will vary within a three-to five-year time frame based on the Sub-adviser's forecast for interest rates. The Bond Fund may invest in certain complex fixed income securities (including mortgage-backed and asset-backed securities) and engage in a number of investment practices (including futures, swaps and dollar-rolls) that many other fixed income funds do not utilize. The Bond Fund may invest up to 20% of its assets in fixed income securities that are rated below investment grade ("junk bonds").

Principal Risks:

     The risk of the Bond Fund in investing primarily in fixed income securities is determined largely by the quality and maturity characteristics of its portfolio securities. Lower-quality fixed income securities are subject to the greater risk that a portfolio company may fail to make interest and principal payments on the securities when due. Fixed income securities with longer maturities (or durations) are generally subject to greater risk than securities with shorter maturities, in that their values will fluctuate more in response to changes in market interest rates.

     The level of risk to which the Bond Fund is subject to can be expected to be less than most equity funds because it invests primarily in high-quality fixed income securities of medium duration. Nonetheless, the fixed income securities held by the Bond Fund can decline in value because of changes in their quality, market interest rates or for other reasons. In addition, while the complex fixed income securities invested in and investment practices engaged in by the Fund are designed to increase its return or hedge its investment, these securities and practices may increase the risk to which the Bond Fund is exposed to.



PERFORMANCE


     Because each Fund has less than one calendar year of operating history, there is no performance information available at this time.


FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                   Growth     Mid-Cap     Bond
Shareholder Fees                                    Fund       Fund       Fund
(fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on            None      None      None
   Purchases (as a percentage of offering price)
   Maximum Deferred Sales Charge (Load)              None      None      None
   (as a percentage of offering price)
   Maximum Sales Charge (Load) Imposed on            None      None      None
   Reinvested Dividends and Other Distributions
   Redemption Fee (as a percentage of amount         None      None      None
   redeemed)
   Exchange Fee                                      None      None      None
   Maximum Account Fee                               None      None      None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
   Management Fees                                   1.00%     1.00%     1.00%
   Distribution (12b-1) and Shareholder              0.25%     0.25%     0.25%
   Servicing Fees
   Other Expenses                                    ____%     ____%     ____%
                                                  --------- --------- ----------

   Total Annual Fund Operating Expenses              ____%     ____%     ____%
                                                  ========= ========= ==========
    ------------


Example
     This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Funds operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------- ----------- ------------
                                      1 Year      3 Years
------------------------------------- ----------- ------------
            Growth Fund                  $___        $____
-------------------------------------
            Mid-Cap Fund                 $___        $____
-------------------------------------
             Bond Fund                   $___        $___
------------------------------------- ----------- ------------


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND PRINCIPAL RISKS

Abacus Growth Fund:

Investment Objective:

     The investment objective of the Growth Fund is to preserve investors' capital while earning an attractive rate of return through capital appreciation. This will be accomplished by (a) identifying quality businesses that demonstrate growing streams of revenue and earnings, and (b) investing in those identified companies where there is also potential for the "price earnings ratio" (a valuation measure) of the shares to expand. Income is not an objective of the Fund and any income realized on the portfolio investments will be incidental to the Fund's objective. The Fund's investment objective may be changed without shareholder approval.

Principal Investment Policies

     The Abacus Growth Fund will pursue its objective by investing a majority of its net assets in the common stocks of issuers having a total market capitalization in excess of $2 billion dollars.

     The Abacus Growth Fund is a "bottom-up," idea-driven, growth portfolio with an intermediate to long-term investment horizon. This means that the Sub-Adviser identifies companies, one by one, which exhibit certain quality characteristics. Correspondingly, while the Sub-Adviser is cognizant of "macro" trends in the US and world economy, as well as business trends in the broad sectors of the economy (so-called "top-down" analysis), the Sub-Adviser does not make investment decisions based solely on such trends.

     The Sub-Adviser specializes in investing in growing businesses with solid fundamentals such as: the size and type of business, long-term expected growth in the company's markets, structure and extent of competition, "barriers to entry," capital required, strong profitability, and a successful track-record management team. Normally, businesses satisfying these criteria will have projected revenue and earnings growth of 10% per annum, and will often have higher returns on equity and assets than the average S&P 500 business. In addition, and at least as importantly, the financial returns of these businesses will typically be stable or rising, driven by improving business fundamentals.

     The Sub-Adviser is research-driven. Candidate businesses are identified based on each company's detailed financial and operational history as well as on proprietary projections of future company results prepared by the Sub-Adviser's in-house analysts. These projections are based on thorough modeling of the candidate company, discussions with the management of the company and of its competitors, a study of the candidate's industry and the significant factors that drive industry growth.

     In its initial screening for growth company "ideas", the Sub-Adviser searches several databases representing thousands of companies, using various quality criteria. In addition, the Sub-Adviser's investment team works up ideas drawn from Wall Street sources as well as from current company news. Ideas of interest are monitored by the Sub-Adviser on an ongoing basis, and companies whose fundamentals are seen as attractive are watched continuously for buying opportunities.

     In its stock valuation work, the Sub-Adviser employs several proprietary analytical methods. One such method involves a historical evaluation of investor sentiment regarding each company's shares to determine typical P/E ratios when the company is in favor or out of favor. In addition, the Sub-Adviser studies the effect of past and current interest rates on the P/E ratio of each company's shares, and projects these effects going forward. These valuation methods support the Sub-Adviser's portfolio decisions regarding the price and timing of buying and selling each company's shares as well as the size of positions taken in the portfolio.

     The Growth Fund's portfolio will typically be comprised of the shares of twenty-five or thirty-five companies.

     The primary risk associated with investment in the Fund will be the risk that the common stocks held by the Fund will decline in value. The risk of the Fund is expected to be commensurate with that of other funds using a growth strategy to invest in medium-cap and large cap growth companies.

     The general policy of the Fund is to purchase and hold securities for capital growth, but the Sub-Adviser may make portfolio changes as a result of liquidity needs, securities having reached a target price, or by the occurrence of unexpected events.

Other Investments

     Foreign Securities: The Fund may purchase the securities of foreign issuers, including foreign equity securities and depositary receipts. Foreign securities are selected primarily on a stock-by-stock basis without regard to any defined allocation among countries, currencies or geographic regions.

     Temporary Investments: Normally the Fund will be fully invested. In such an instance, the Abacus Growth Fund may invest 100% of its total net assets, without limitation, in high-grade debt securities, commercial paper, US Government securities or cash and cash equivalents, including repurchase agreements. While the Fund is in such a position, the opportunity to achieve its investment objective of "earning an attractive rate of return" will be limited.


Abacus Mid-Cap Fund

Investment Objective:

     The Mid-Cap Fund's investment objective is to seek long-term capital appreciation by investing in a diversified portfolio of equity securities of Mid Cap companies. The Mid-Cap Fund's investment objective may be changed without shareholder approval.

Principal Investment Policies Risks:

     The Abacus Mid-Cap Fund (the "Mid-Cap Fund") is a diversified investment company that seeks to achieve its investment objective by investing at least 80% of its net assets in equity securities of Mid Cap companies. However, the Sub-Adviser may from time to time invest in companies which are above or below the Mid-Cap range. The Sub-Adviser considers Mid-Cap companies as those having a market capitalization between $2 billion and $10 billion at the time of investment. Also, the Sub-Adviser believes that equity securities includes common and preferred stock, and convertible securities.

     The Sub-Adviser combines both value and growth oriented investment analysis in selecting portfolio securities. The Sub-Adviser's investment philosophy believes that companies that trade at a reasonable valuation and have above average projected earnings per share growth may, over the long term, outperform the broad market. The Sub-Adviser's investment process consists of a combination of a proprietary quantitative screen and a qualitative fundamental analysis. The quantitative screen identifies those companies that posses the characteristics the Sub-Adviser feels are important for capital appreciation. Those characteristics include, but are not limited to, returns on equity, returns on assets, returns on capital and changes in earnings per share growth. Value and growth characteristics are equally weighted for purposes of ranking.

     Once companies are identified through this process, the Sub-Adviser subjects those companies to detailed qualitative fundamental analysis to determine the drivers and sustainability of revenue growth, margin expansion, balance sheet strength and cash flow. Value oriented analysis is used to determine the inherent value and profitability of the company. Growth oriented analysis includes but is not limited to the analysis of a company's potential for dividends and earnings per share growth as determined by market-oriented factors such as market share, new products and services and strength of management. The Sub-Adviser also conducts interviews with company management, customers, suppliers and Wall Street Analysts who provide research about the company's common stock. When those drivers have been identified and determined to be sustainable, the company is considered for inclusion in the Mid-Cap Fund's investment portfolio.

     Portfolio securities may be sold as a result of adverse changes in the stock market or to a specific issuer, which results in poor relative performance. Portfolio securities may also be sold if the Sub-Adviser determines that the valuation and growth characteristics that formed the basis for the purchase of the stock no longer meet the criteria for the Mid-Cap Fund.

     Because the Mid-Cap Fund invests primarily in equity securities, the Mid-Cap Fund is subject to the risks associated with equity investments, and the Mid-Cap Fund's share price therefore may fluctuate substantially. The Mid-Cap Fund's share price will be affected by changes in the stock markets generally, and factors specific to a company or an industry will affect the prices or particular stocks held by the Mid-Cap Fund (for example, poor earnings, loss of major customers, availability of basic resources or supplies, major litigation against a company, or changes in governmental regulation affecting an industry).

Other Investments:

     Although equity securities are the Mid-Cap Fund's primary investments, the Mid-Cap Fund may invest in the types of securities described below. Additional information about these investments and the special risk factors that apply to them can be found herein under the title "Risk Factors" and in the Statement of Additional Information.

     Fixed Income Securities: The Mid-Cap Fund may also invest in fixed income or debt securities. The Mid-Cap Fund may invest up to 20% of its total net assets, measured at the time of investment, in debt securities without regard to any rating level.

     Foreign Securities: The Mid-Cap Fund may invest up to 20% of the value of its total assets, measured at the time of investment, in equity and debt securities that are denominated in foreign currencies. There is no limitation on the percentage of the Mid-Cap Fund's assets that may be invested in securities of foreign companies that are denominated in U.S. dollars. In addition, the Mid-Cap Fund may enter into foreign currency transactions, including forward foreign currency contracts and options on foreign currencies, to manage currency risks, to facilitate transactions in foreign securities, and to repatriate dividend or interest income received in foreign currencies.

     Covered Call Options: The Mid-Cap Fund may try to reduce the risk of securities' price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio, and may purchase call options in related closing transactions. The value of securities against which options will be written will not exceed 10% of the Fund's net assets.

     Real Estate  Investment  Trusts  (REITS):  The  Mid-Cap  Fund may invest in
REITS. REITS are pooled investment vehicles which invest primarily in real estate or real estate loans.

     Temporary Investments: When a defensive position is deemed advisable because of prevailing market conditions, the Mid-Cap Fund may invest 100% of its total net assets, without limitation, in high-grade debt securities, commercial paper, U.S. Government securities, cash or cash equivalents. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.


Abacus Total Return Bond Fund

Investment Objective:

     The investment objective of the Bond Fund is to maximize total return, consistent with preservation of capital and prudent investment management.

Principal Investment Policies:

     The Bond Fund will invest at least 80% of the value of its assets in fixed income securities that are rated B or higher by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or, if unrated, determined by the Adviser to be of comparable quality). The types of fixed income securities that the Adviser will invest include:

1) securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
2) corporate debt securities of U.S. and non- U.S. issuers, including convertible securities and corporate commercial paper;
3)   mortgage and other asset-backed securities;
4)   inflation-indexed bonds issued by both governments and corporations;
5) structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
6)   delayed funding loans and revolving credit securities;
7)   bank certificates of deposit, fixed time deposits and bankers' acceptances;
8)   repurchase agreements and reverse repurchase agreements;
9) debt securities issued by state or local governments and their agencies and government-sponsored enterprises;
10) obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
11)  obligations of international agencies or supranational entities.

     Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, interest rate or maturity) that the Adviser believes to be relatively undervalued. In selecting fixed income securities, the Adviser uses economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities' selection techniques. The proportion of the Bond Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Adviser's outlook for the U.S. and foreign economies, the financial markets and other factors. The management of duration (a measure of a fixed income security's expected life that incorporates its yield, coupon interest payments, final maturity and call features into one measure) is one of the fundamental tools used by the Adviser.

     The Bond Fund will invest in fixed-income securities of varying maturities. The average portfolio duration of the Bond Fund generally will vary within a three to six year time frame based on the Adviser's forecast for interest rates. The Bond Fund may invest up to 20% of its assets in fixed income securities that are rated below investment grade ("junk bonds").

     Generally, over the long term, the return obtained by a portfolio investing primarily in fixed income securities such as the Bond Fund is not expected to be as great as that obtained by a portfolio investing in equity securities. At the same time, the risk of price fluctuation of a fixed income portfolio is expected to be less than that of an equity portfolio, so that a fixed income portfolio is generally considered to be a more conservative investment. However, the Bond Fund can and routinely does invest in certain complex fixed income securities (including various types of mortgage-backed and asset-backed securities) and engage in a number of investment practices (including futures, options, swaps and dollar rolls) as described below, that many other fixed income funds do not utilize. These investments and practices are designed to increase the Bond Fund's return or to hedge its investments, but may increase the risk to which the Bond Fund is subject.

     Like other fixed income funds, the Bond Fund is subject to market risk. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. Generally, the value of fixed income securities will change inversely with changes in market interest rates. As interest rates rise, market value tends to decrease. This risk is greater for long-term securities than it is for short-term securities. Certain mortgage-backed and asset-backed securities and derivative instruments in which the Bond Fund may invest may be particularly sensitive to changes in interest rates. The Bond Fund is also subject to credit risk, which is the possibility that an issuer of a security (or a counterparty to a derivative contract) will default or become unable to meet its obligation. Generally, the lower the rating of a security, the higher its degree of credit risk.

     While the Adviser may regard some countries or companies as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, legal or technical restrictions. In such cases, the Portfolio may consider equity securities or convertible bonds to gain exposure to such investments.


     More information about some of the Fund's investments, including futures, options and mortgage-backed and asset-backed securities, is included herein
under  "Risk   Factors"  and  can  be  found  in  the  Statement  of  Additional
Information.



Other Investments:

     Although fixed income and debt securities are the Bond Fund's primary investments, it may invest in other types of securities as described below. Additional information about these types of investments and the special risk factors associated with such investments is included herein under "Risk Factors" and in the Statement of Additional Information.

     Foreign Securities: The Bond Fund may invest up to 10% of its assets in securities of issuers based in developing countries (as determined by the Adviser). The Bond Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures contracts, and enter into forward foreign currency exchange contracts for the purpose of hedging currency exchange risks arising from the Bond Fund's investment or anticipated investment in securities denominated in foreign currencies.

     Short Sales "Against the Box:" The Bond Fund may sell securities short "against the box."

     Temporary Defensive Positions: In response to market, economic, political, or other conditions, the Bond Fund may temporarily use a different investment strategy for defensive purposes. If the Bond Fund does so, different factors could affect the Bond Fund's performance and the Bond Fund may not achieve its investment objective.


RISKS FACTORS:

     The principal risks of investing in each Fund have been briefly described above. In this section of the prospectus, the risks of each Fund shall be described in greater detail.

Principal Risks to Investors:

Stock Market Risks:

     Applies to Growth Fund and Mid-Cap Fund: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Funds are likely to decline in value and you could lose money.

Market Risks:

     Applies to the Mid-Cap Fund and the Bond Fund: The Funds' investments in fixed-income securities are subject to bond market risk which means that the value of the Fund's investments may go up or down. The market value of fixed-income securities is significantly affected by changes in interest rates. Generally, when interest rates decline, the market value rises and when interest rates increase, the market value of fixed-income securities declines.




Liquidity Risks:

     Applies to All Funds: The investment Adviser or Sub-Advisers may not be able to sell portfolio securities at an optimal time or price.

Medium Size Company Risks:

     Applies to the Growth and Mid-Cap Funds: The Funds may invest in the common stocks of Mid-Cap companies. Medium size companies have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performances can be more volatile and they face a greater risk of business failure, which could increase the volatility of a Funds' assets.

Foreign Security Risks:

     Applies to All Funds: The Funds may invest in foreign securities, which can carry higher returns but can also involve more risks than those associated with domestic investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Non-Diversification Risks:

     Applies to All Funds: As a non-diversified investment company, more of the Funds' assets may be concentrated in the common stock of any single issuer, which may make the value of the Funds' shares and therefore, the Funds' shares are more susceptible to certain risks than shares of a diversified mutual fund.

Credit Risks:

     Applies to the Mid-Cap Fund and the Bond Fund: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt - also known as "high-yield bonds" and "junk bonds" - have a higher risk of default and tend to be less liquid than higher-rated securities.

Interest Rate Risk:

     Applies to the Mid-Cap Fund and the Bond Fund: Fixed income securities are subject to risk that the securities could lose value due to interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes.

Prepayment and extension risk:

     Applies to the Mid-Cap Fund and the Bond Fund: When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can (i) reduce the fund's potential price gain in response to falling interest rates, (ii) reduce the Funds' yield, or
(iii) cause the Funds' share price to fall. When interest rates rise, the Funds' effective maturity may lengthen due to a drop in mortgage prepayments which would increase the Funds' sensitivity to rising rates and its potential for price declines.

Derivative Security Risks:

     Applies to the Bond Fund: The Fund may invest in derivative securities, such as CMOs, options, futures, stripped mortgage-backed securities and asset-backed securities. Derivatives can be highly volatile and sensitive to changes in their underlying instrument. Some derivatives, such as stripped mortgage-backed securities, may move in the same direction as interest rates. A small investment in certain derivatives can have a potentially large impact on the Bond fund's performance. The Bond Fund also may invest in foreign currencies, exposing the Bond Fund to the risk that the U.S. dollar may appreciate against foreign currencies or a foreign government may impose currency conversion or trading restrictions. It may also sell short, which involves selling a security it does not own in anticipation that the securities price will go down.

Junk Bonds:

     Applies to the Mid-Cap Fund and Bond Fund: Investing in junk bonds involves special considerations and certain risks because such securities are regarded as being very speculative as to the issuer's ability to make payments of principal and interest. Such instruments may be volatile, may be more sensitive to economic and market changes than higher rated bonds and may be difficult to sell at the time or price the Fund would like. Fixed income securities generally may fluctuate in value in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of debt instruments goes down. Longer term debt instruments are more sensitive to interest rate changes than shorter term instruments.

Maturity Risks:

     Applies to the Mid-Cap Fund and Bond Fund: The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Bond Selection Risks:

     Applies to the Mid-Cap Fund and Bond Fund: The Funds investments in fixed-income securities are subject to the risks inherent in individual bond selections. The bonds selected by the investment adviser may decline in value or not increase in value when the bond market in general is rising.

Additional Risks:

     Applies to the Bond Fund: Other factors could have an effect on the Bond Fund's performance, including, (a) if an issuer fails to make timely interest or principal payments or there is a decline in the credit quality of a bond, or a perception of a decline, the bond's value could fall, potentially lowering the Bond Fund's share price; or (b)-the price and yield of foreign debt securities could be affected by factors ranging from political and economic instability to changes in currency exchange rates.

Portfolio Turnover:

     Applies to all of the Funds: Portfolio turnover refers to the rate at which the securities held by a Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund's realized capital gains or losses, which may affect the taxes you ay as a Fund shareholder.


INVESTMENT ADVISER

     Abacus Investment Advisers, Inc., 6 Bowery Street, New York, New York 10013 (the "Adviser"), a newly organized corporation that intends on registering with the U.S. Securities and Exchange Commission as a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser has no previous operating history. The principal of the Adviser, however, has experience in the financial services industry in excess of ___ years. Subject to the authority of Abacus Mutual Funds, Inc.'s Board of Directors, the Adviser is responsible for the overall management of each Fund's business affairs. The Adviser invests the assets of each Fund, either directly or via the use of Sub-Advisers, according to each Fund's investment objective, policies and restrictions. The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of each Fund.

     The fee each Fund pays the Adviser is comparable to fees typically paid by other comparable mutual funds. Pursuant to the Investment Advisory Agreement ("Advisory Agreement"), each Fund pays the Adviser monthly an annual advisory fee of 1.00% of that Fund's average daily net assets.

     Tom Sung is the Chief Executive Officer of the Adviser and also serves as the President and a Director of the Fund. Prior to organizing the Adviser, Mr. Sung was ________________ of ______________ and _______________________________.
From ___ to ____,  Mr. Sung was  ________________________.  Mr. Sung  received a
_________  degree  from  ____________  in ____ and a  ______________  degree  in
____________ from ____________ in ____.

INVESTMENT SUB-ADVISERS

     The Adviser currently engages the following Sub-advisers to manage the investment of each of the Series in accordance with the specific Fund's investment objective, policies and limitations and any investment guidelines established by the Adviser. Each Sub-adviser is responsible, subject to the supervision and control of the Adviser, for the purchase, retention and sale of securities in the respective Fund's investment portfolio under its management.

     The Adviser receives an adviser fee under each Fund's Investment Advisory Agreement equal to 1% of each Fund's total net assets. The Adviser pays the Growth Fund's and the Mid-Cap Fund's Sub-advisers a portion of such fee for the performance of their respective Sub-advisory services at no additional cost to any Fund. The investment advisory fee for each Sub-adviser is equal to 0.50% of each Fund's total net assets. The Bond Fund does not have a Sub-Adviser.

     In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of director and shareholders meetings. Expenses not directly attributable to any specific Fund are allocated on the basis of the relative net assets of the Funds. For additional information regarding Fund expenses, as well as voluntary agreements by the Adviser to limit such expenses, see this Prospectus under "Expense Information" and the Company's SAI under "Fund Expenses."

     DSM Capital Partners LLC, ("DSM"), 332 Main Street, Mount Kisco, New York, serves as the Sub-adviser for the Abacus Growth Fund. DSM was founded in February 2001 and has provided asset management services since 2001. As of March 2003, DSM managed approximately $160 million in assets.

     Stephen E. Memishian and Daniel B. Strickberger are founders and Managing Members of DSM. Combined, they have been involved with equity research for forty years and with growth stock portfolio management for over twenty years.

     Satuit Capital Management, LLC ("SCM"), 146 Front Street, Mill Wharf Plaza, Scituate, MA 02066, serves as Sub-adviser for the Abacus Mid-Cap Fund. SCM was founded in _____ and has provided asset management services since ____. As of December 31, 2002, SCM managed approximately _______ in assets.

     Robert Sullivan is the founder and Managing Director of SCM and has over 17 years of investment experience. Mr. Sullivan is responsible for implementing the day-to-day management of the Mid-Cap Fund's investment operations.

     Prior to founding SCM, Mr. Sullivan was employed from 1993 to 2000 by Cadence Capital Management where he served as Portfolio Manager/Senior Equity Analyst. From 1992 to 1993 Mr. Sullivan was employed by Fidelity Capital Markets, the institutional block-trading desk of Fidelity Management & Research Company, as an institutional equity sales trader. He is also a member of the Boston Security Analysts Society, the Boston Securities Traders Association and the Association for Investment Management and Research.


     The Company intends to file for a request for an exemptive order from the U.S. Securities and Exchange Commission that will permit the Adviser, subject to approval by the Company's Board of Directors, to change non-affiliated sub-advisers engaged by the Adviser to conduct the investment programs of the Company without shareholder approval.


NET ASSET VALUE

     Shares of each Fund are sold at net asset value per share ("NAV") plus any applicable sales charge. The NAV of each Fund is determined at 4:00 p.m. on each day the New York Stock Exchange ("NYSE") is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (asset-liabilities/# of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration, and distribution fees, which are accrued daily. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.

Trading in Options and Futures Contracts:

     Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

Trading in Foreign Securities:

     Trading in foreign securities may be completed at times when the NYSE is closed. In computing NAV of each Fund, the investment adviser values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted n foreign currencies are translated into U.S. Dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of the Funds' securities, these securities may be valued at their fair market value as determined in good faith by the Board of Directors.


HOW TO PURCHASE SHARES

     You may purchase shares of a Fund by sending a completed application form to one of the following addresses:

  Regular Mail                             Express/Overnight Mail
  Abacus Mutual Funds, Inc.                Abacus Mutual Funds, Inc.
  [Name of Fund]                           [Name of Fund]
  c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
  P.O. Box 701                             615 East Michigan Street
  Milwaukee, Wisconsin 53201-0701          Milwaukee, Wisconsin  53202

Minimum and Additional Investment Amounts

     You can open an account with a minimum initial investment of $1,000 in a particular Fund and make additional investments to the account at any time with as little as $50. The initial investment minimum is reduced to $___ per Fund through "Automatic Investment Plans," which are discussed in this Prospectus under "Automatic Investment Plan." Lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund.

     The Company, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address. Make all checks payable to "Abacus Mutual Funds, Inc." The company will not accept cash or third party checks.

     Note: U.S. Bancorp Fund Services, LLC, the Company's transfer agent, will charge a $_____ fee against a stockholder's account, in addition to any loss sustained by the Company, for any payment check returned to the Transfer Agent for insufficient funds.


When Order is Processed
--------------------------------------------------------------------------------

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

--------------------------------------------------------------------------------
o        the name of the Company
o        the name of the Fund
o        the dollar amount of shares to be purchased
o        a completed purchase application or investment stub
o        check payable to "Abacus Mutual Funds, Inc."
--------------------------------------------------------------------------------

     All shares will be purchased at the net asset value per share next determined after the Company receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.


Purchase through Brokers

     You may invest in the Company through brokers or agents who have entered into selling agreements with the Company's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Company. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Company. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

     If you wish to wire money to invest in the Company, please call the Company at ______________ to notify the Company that a wire transfer is coming. You may use the following instructions:

                U.S. Bank, N.A. ABA #: 042000013
                Credit:  U.S. Bancorp Fund Services, LLC
                FBO: Abacus Mutual Funds, Inc.
                ["Fund Name"]
                Account #:  112-952-137
                Further Credit:
                (your name/title on the account)
                (account #)

Automatic Investment Plan

     You may participate in the Company's Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Company through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $_______, you may elect to make subsequent investments by transfers of a minimum of $______ on specified days of each month into your established Company account. Please contact the Company at _______________ for more information about the Company's Automatic Investment Plan.

Retirement Plans

     You may purchase shares of the Company for your individual retirement plans. Please call the Company at ________________________ for the most current listing and appropriate disclosure documentation on how to open a retirement account.


REDEMPTIONS

Written Redemption Requests

     You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

Regular Mail                          Express/Overnight Mail

Abacus Mutual Funds, Inc.             Abacus Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC   c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                          615 East Michigan Street
Milwaukee, Wisconsin 53201-0701       Milwaukee, Wisconsin  53202

Redeeming by Telephone

     You may redeem shares having a value of less than $__________ by telephone. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call _____________. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

     The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Company and instruct it to remove this privilege from your account.

     The Company reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Company, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Company or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Company and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

     If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.


Systematic Withdrawal Plan

     If your individual accounts, IRA or other qualified plan account have a current account value of at least $_______, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $____ or more. U.S. Bancorp Fund Services, LLC will charge you an annual fee of $15.00 per plan to participate. If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Company at _________________.

When Redemptions are Sent

     Once the Company receives your redemption request in "good order" as described below, it will issue a check based on the next determined net asset value following your redemption request. If you purchase shares using a check and soon after request a redemption, the Company will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order

     Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

o The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
o    The request must identify your account number;
o The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
o If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $20,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor.

When You Need Signature Guarantees

     If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Company with your signature guaranteed. A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

o you request a redemption to be made payable to a person not on record with the Company; or o you request that a redemption be mailed to an address other than that on record with the Company.

     Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Contact the company to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans

     If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Company should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

     If shares of the Company are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Company. The servicing agent may charge a fee for this service.

Low Balances

     If at any time your account balance falls below $1,000, the Company may notify you that, unless the account is brought up to at least $1,000, your account could be closed. This will not apply to any account balances that drop below $1,000 due to a decline in net asset value. The Company may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record. The Company will not charge any redemption fee on involuntary redemptions.


TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

     Each Fund intends to distribute substantially all of its net investment income and net capital gain annually in December. Both distributions will be reinvested in shares of that particular Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of your holding period for the shares. Each Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Company will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

     On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold 30.5% of any dividend, redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. Each Fund is required to withhold taxes if a number is not delivered to each Fund within seven days.

     This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of any Fund's shares. You should consult your own tax advisors to determine the tax consequences of owning a Fund's shares.


DISTRIBUTION OF SHARES

Rule 12b-1 Fees

     Each Fund has a Plan of Distribution (the "12b-1 Plan") which allows each Fund to pay distribution fees for the sale and distribution of its respective shares. Under the 12b-1 Plan each Fund may pay the distributor up to a maximum of 0.25% of the average daily net assets of that Fund for certain activities and expenses of selling each Fund's respective shares. Because 12b-1 Plan expenses are paid by each Fund on an ongoing basis, over time, these fees will decrease your return and you may pay more than paying other types of sales charges. These expenses may cause long-term investors to pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc.

Distributor

     Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, WI 53202, is the distributor for the shares of the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis. Quasar is entitled to receive a fee equal to ________ of each Fund's average daily net assets. Out of these fees, Quasar will be responsible for the payment of a portion of such fees to Abacus International Capital Corp. ("AICC") for certain sub-distribution services rendered to each Fund by AICC.

     AICC, located at 6 Bowery Street, New York, New York 10013, an affiliate of the Adviser, serves as sub-distributor for each of the Funds. AICC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Fund Administrator

     U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202, serves as administrator to each Fund. USBFS is entitled to receive a fee equal to ________ of each Fund's average daily net assets.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant

     U.S. Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds.


NOTICE OF PRIVACY POLICY & PRACTICES

     Your privacy is important to us. The Company is committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, the Company believes that you should be aware of policies to protect the confidentiality of that information.

     The Company collects the following nonpublic personal information about you:

|X| Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

|X| Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

     The Company does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, the Company is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Company restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Company maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     In the event that you hold shares of the Company through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.


--------------------------------------------------------------------------------
ABACUS GROWTH FUND
ABACUS MID-CAP FUND
ABACUS TOTAL RETURN BOND FUND



========================= ======================================

                          Abacus Investment Advisors, Inc.
                          6 Bowery Street
Adviser                   New York, NY 10013
------------------------- --------------------------------------

Distributor               Quasar Distributors, LLC
                          615 East Michigan Street
                          Milwaukee, WI  53202
------------------------- --------------------------------------

Sub-Distributor           Abacus International Capital Corp.
                          6 Bowery Street
                          New York, NY 10013
------------------------- --------------------------------------

Legal Counsel             Spitzer & Feldman P.C.
                          405 Park Avenue
                          New York, NY 10022
------------------------- --------------------------------------

Transfer Agent            U.S. Bancorp Fund Services, LLC
                          615 East Michigan Street, 3rd Floor
                          Milwaukee, WI  53202
------------------------- --------------------------------------

Custodian                 U.S. Bank N.A.
                          425 Walnut Street
                          Cincinnati, OH  45202
========================= ======================================


--------------------------------------------------------------------------------

     Additional information about the Funds is included in the Statement of Additional Information dated _______ __, 2003 (the "SAI"). The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus). The SAI provides more details about the Company's policies and management.

     To obtain a free copy of the SAI or other information about the Funds, or to make shareholder inquires about a Fund, please call _______________________. You may also write to:

                            Abacus Mutual Funds, Inc.
                            [Name of Fund]
                            c/o U.S. Bancorp Fund Services, LLC
                            P.O. Box 701 Milwaukee, Wisconsin
                            53201-0701

You may review and obtain copies of each Fund's information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-21356









                               ABACUS GROWTH FUND
                               ABACUS MID-CAP FUND
                          ABACUS TOTAL RETURN BOND FUND

                   Each a Series of Abacus Mutual Funds, Inc.




                       STATEMENT OF ADDITIONAL INFORMATION

                                  May ___, 2003




This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Abacus Mutual Funds, Inc. dated _______ __, 2003, a copy of which may be obtained without charge by contacting the Fund's Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling ______________.







                                TABLE OF CONTENTS


THE COMPANY..................................................................


INVESTMENT RESTRICTIONS......................................................


INVESTMENT OBJECTIVES AND POLICIES...........................................


MANAGEMENT...................................................................


CONTROL PERSONS AND PRINCIPAL HOLDERS........................................


INVESTMENT ADVISER AND SUB-ADVISERS..........................................


THE DISTRIBUTOR..............................................................


ALLOCATION OF PORTFOLIO BROKERAGE............................................


PORTFOLIO TURNOVER...........................................................


FUND ADMINISTRATION..........................................................


FUND ACCOUNTING AND TRANSFER AGENT...........................................


CUSTODIAN....................................................................


DESCRIPTION OF SHARES........................................................


PURCHASE, REDEMPTION AND PRICING OF SHARES...................................


TAX STATUS...................................................................


PERFORMANCE INFORMATION......................................................


INDEPENDENT ACCOUNTANTS......................................................


LEGAL COUNSEL................................................................


FINANCIAL STATEMENTS.........................................................



THE FUNDS
--------------------------------------------------------------------------------

     The Abacus Growth Fund (the "Growth Fund"), Abacus Mid-Cap Fund (the "Mid-Cap Fund") and Abacus Total Return Bond Fund (the "Bond Fund")(each of the funds shall be collectively referred to herein as the "Funds") each are a separate series of Abacus Mutual Funds, Inc., a Maryland corporation organized on December 19, 2002 (the "Company"). The Company is registered as an open-end management investment company. The Company is governed by its Board of Directors. The Funds may issue an unlimited number of shares of beneficial interest with a $0.001 par value. All shares of the Funds have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

     Except for the Mid-Cap Fund, which is a diversified investment management company, the Bond Fund and Growth Fund are non-diversified investment management companies. Each Fund has its own investment objectives, restrictions and policies that are more fully described here and in the Company's Prospectus. The Board of Directors of the Company may start other series and offer shares of a new fund under the Company at any time.

     Under the Company's Articles of Incorporation, each Director will continue in office until the termination of the Company or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Director upon a vote of two-thirds of the outstanding shares of beneficial interest of the Company. Vacancies may be filled by a majority of the remaining Directors, except insofar as the 1940 Act may require the election by Shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of Shareholders under the Articles of Incorporation or the Investment Company Act of 1940, as amended (the "Investment Company Act").

TYPES OF INVESTMENTS

     The Investment objective of each Fund and a description of the principal investment strategies of each Fund is set forth under "Investment Objective, Principal Investment Strategies, Policies and Principal Risks" in the Prospectus. Each Fund's investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Company.

Types of Investments:

     The types of investments listed below describe all of the types of investments that the Funds are able to invest in accordance with the limitations set forth in the Company's Prospectus and SAI. To the extent that a description below applies to a Fund, an investor should look at the Company's Prospectus under the heading "Investment Objective, Principal Investment Strategies, Policies and Principal Risks" and in the SAI for the limitations.

Equity Securities

     Applies to all of the Funds (with the exception of the Growth Fund which can only invest in common stocks): Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities and such fluctuations can be significant.

Convertible Securities

     Applies to the Mid-Cap Fund and the Bond Fund: The Funds may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

     Each Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser or Sub-Adviser, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objective. A Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Adviser or Sub-Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser or Sub-Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Warrants

     Applies to the Bond Fund: The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


Foreign Securities

     Applies to all of the Funds: Each Fund may purchase securities of non-U.S. issuers and securities of U.S. issuers that trade in foreign markets ("foreign securities"). To the extent that foreign securities purchased by the Funds are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect: the Funds' net asset values per share; the value of any interest earned; gains and losses realized on the sale of securities; and net investment income and capital gains, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase.

     Correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. The performance of the Funds will be measured in U.S. dollars, the base currency for the Funds. When a Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which such dealers buy and sell currencies.

     The Funds may engage in transactions in foreign securities which are listed on foreign securities exchanges, traded in the over-the-counter markets, or issued in private placements. Transactions in listed securities may be effected in the over-the-counter markets if, in the opinion of the Adviser or Sub-Advisers, this affords the Funds the ability to obtain the best price and execution.

     Securities markets of foreign countries in which the Funds may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include: (1) less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons of valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations for the securities of foreign issuers; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;
(6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the ability of the Funds to purchase or sell large blocks of securities and thus obtain the best price; (8) transactions costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement period for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, net asset value per share may be significantly affected on days when shareholders do not have the ability to purchase or redeem shares of the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries. These various risks may be greater in emerging market countries.

     American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs") and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

Sovereign Debt Obligations

     Applies to the Bond Fund: The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Foreign Currency Transactions; Currency Risks

     Applies to the Mid-Cap Fund and the Bond Fund: Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although a Fund values its assets daily in U.S. dollars, a Fund generally does not convert its holdings to U.S. dollars or any other currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies.

     The Funds will engage in foreign currency exchange transactions in connection with its investments in foreign securities. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

Forward Foreign Currency Exchange Contracts

     Applies to the Mid-Cap Fund and the Bond Fund: The Funds may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in a Fund's best interest to do so. The Funds will not speculate in foreign currency.

     Except for cross-hedges, a Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge," denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with that currency with regard to price movements. At the consummation of a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been a change in forward contract prices.

     It should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Generally, a Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.

Foreign Currency Options

     Applies to the Mid-Cap Fund and the Bond Fund: The Funds may purchase and write options on foreign currencies to protect against declines in the U.S. dollar value of foreign securities or in the U.S. dollar value of dividends or interest expected to be received on these securities. These transactions may also be used to protect against increases in the U.S. dollar cost of foreign securities to be acquired by the Funds. Writing an option on foreign currency is only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. A Fund may not purchase a foreign currency option if, as a result, premiums paid on foreign currency options then held by the Fund would represent more than 5% of the Fund's net assets. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

     A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.


Special Risks Associated with Foreign Currency Options

     Applies to the Mid-Cap Fund and the Bond Fund: Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Financial Futures Contracts

     Applies to the Bond Fund: The Fund may enter into financial futures contracts, in which the Fund agrees to buy or sell certain financial instruments on a specified future date based on a projected level of interest rates or the projected performance of a particular security index. If the Fund's Adviser misjudges the direction of interest rates or markets, the Fund's overall performance could suffer. The risk of loss could be far greater than the investment made, since a futures contract requires only a small deposit to take a large position. A small change in a financial futures contract could have a substantial impact, favorable or unfavorable to the Fund.

Foreign Currency Futures Transactions

     Applies to the Mid-Cap Fund and Bond Fund: By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     A foreign currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the Fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the Fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options

     Applies to the Mid-Cap Fund and the Bond Fund: Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


Covered Call Options

     Applies to the Mid-Cap Fund: The Fund may write covered call options on securities it owns valued at up to 10% of its net assets and may purchase call options in related closing transactions. Generally, the purpose of writing these options is to reduce the effect of price fluctuations of securities held by the Mid-Cap Fund on its' net asset value. Securities on which call options may be written are purchased solely on the basis of investment considerations consistent with the Mid-Cap Fund's investment objectives.

     When the Mid-Cap Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Mid-Cap Fund receives a premium for writing the call option. The Mid-Cap Fund writes only "covered" call options on securities it owns. So long as the obligation of the writer of the call option continues, the writer may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Mid-Cap Fund may be obligated to deliver securities underlying a call option at less than the market price thereby giving up any additional gain on the security.

     When the Mid-Cap Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A call option would be purchased by the Mid-Cap Fund to offset a previously written call option.

     The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Mid-Cap Fund will not do), but is capable of enhancing the Mid-Cap Fund's total return. When writing a covered call option, the Mid-Cap Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option that the Mid-Cap Fund has written expires unexercised, the Mid-Cap Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Mid-Cap Fund will realize a gain or loss from the sale or purchase of the underlying security.

     The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series.

     Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of, every exchange-traded option. In contrast, OTC options are contracts between the Mid-Cap Fund and its counter-party with no clearing organization guarantee. Thus, when the Mid-Cap Fund sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing purchase transaction" with the dealer to whom or from whom the Mid-Cap Fund originally sold or purchased the option. The Sub-adviser monitors the creditworthiness of dealers with which the Mid-Cap Fund may engage in OTC options, and will limit counterparties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

     The premium received (or paid) by the Mid-Cap Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Mid-Cap Fund for writing an option is recorded as a liability on its' statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

     The Mid-Cap Fund pays the brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

Securities of Other Investment Companies

     Applies to all of the Funds: Each Fund may invest in the securities of other registered, open-end investment companies that have investment objectives and policies similar to its own. The Funds may also purchase shares of money market funds that invest in U.S. Government Securities and repurchase agreements, in lieu of purchasing money market instruments directly. Any investment by a Fund in the securities of other investment companies, including money market funds, will be subject to the limitations on such investments contained in the Investment Company Act of 1940 (the "1940 Act"). Shareholders of a Fund that holds shares of another investment company will indirectly bear the fees and expenses of that company, which will be in addition to the fees and expenses they bear as shareholders of the Funds.

     Each Fund may purchase the equity securities of closed-end investment companies to facilitate investment in certain countries. Equity securities of closed-end investment companies generally trade at a discount to their net asset value, but may also trade at a premium to net asset value. The Funds may pay a premium to invest in a closed-end investment company in circumstances where the Adviser determines that the potential for capital growth justifies the payment of a premium. Closed-end investment companies, as well as money market funds, pay investment advisory and other fees and incur various expenses in connection with their operations. Shareholders of the Funds will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Funds.

     Each Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-backed securities in which the Funds may invest include collateralized mortgage obligations ("CMOs") and interests in real estate mortgage investment conduits ("REMICs").

     CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986, as amended (the "Code") and have the same characteristics as CMOs.

     Each Fund may from time to time also invest in "stripped" mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently traded securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, "interest only" and "principal only" mortgage-backed securities are considered to be illiquid. The prices of these securities are more volatile than the prices of debt securities which make periodic payments of interest.

     Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by a Fund must be reinvested in other securities. As a result, prepayments in excess of that anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interests rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interest rates. Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

Variable and Floating Rate Securities

     Applies to the Bond Fund: Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The interest rates on these securities are tied to other interest rates, such as money-market indices or Treasury bill rates, and are reset periodically. While these securities provide the Bond Fund with a certain degree of protection against losses caused by rising interest rates, they will cause the Bond Fund's interest income to decline if market interest rates decline.

Inflation-Indexed Bonds

     Applies to the Bond Fund: Inflation-indexed bonds are fixed income securities for which the return of principal and payment of interest is contingent upon the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If the trigger event occurs, the Bond Fund may lose all or a portion of the amount it invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Asset-Backed Securities

     Applies to the Bond Fund: The Fund may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

     Asset-backed securities may be "stripped" into classes in a manner similar to that described under the "Mortgage-Backed Securities," above, and are subject to the prepayment risks described therein.

Borrowing

     Applies to all Funds: The Funds may borrow for temporary administrative purposes. This borrowing may be unsecured. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets, including borrowings, less liabilities, exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     In addition to the above, some Funds may enter into reverse repurchase agreements and mortgage dollar rolls. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. In a "dollar roll" transaction the Fund sells a mortgage-related security (such as a GNMA security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to the Fund generally must:
(1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered. The Fund's obligations under a dollar roll agreement must be covered by segregating cash or other liquid assets equal in value to the securities subject to repurchase by the Fund.

     Both dollar roll and reverse repurchase agreements will be subject to the Fund's limitations on borrowings, which will restrict the aggregate of such transactions (plus any other borrowings) to 33-1/3% of the Fund's total assets. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to the Fund's overall limitations on investments in illiquid securities.


Fixed Income Securities

     Applies to the Mid-Cap Fund and the Bond Fund: The Funds may invest in money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or any other nationally recognized statistical rating organization ("NRSRO"), or, if not rated by any NRSRO, deemed comparable by the Sub-adviser to such rated securities ("Comparable Unrated Securities"). In addition, the Funds may invest in corporate debt securities rated below investment grade or Comparable Unrated Securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields.

     Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

Commercial Paper

     Applies to the Mid-Cap Fund and the Bond Fund: Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Funds may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by the Sub-adviser to be of equivalent quality.

Corporate Debt Securities.

     Applies to the Mid-Cap Fund and the Bond Fund: The Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Sub-adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. In the event that ratings services assign different ratings to the same security, the Sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

     Among the corporate bonds in which the Fund may invest are convertible securities. A convertible security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security and convert it to underlying common stock, or will sell the convertible security to a third party. The Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

     Investments in securities rated below investment grade that are eligible for purchase by the Fund (i.e., rated below a (B) by Moody's or S&P) are described as "speculative" by both Moody's and S&P. Investments in lower-rated corporate debt securities ("high yield securities") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

     High yield, high risk securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The price of high yield securities have been found to be less sensitive to interest-rate adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

     The secondary market on which high yield, high risk securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Sub-adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. For an additional discussion of certain risks involved in lower-rated debt securities, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Objectives."

Mortgage-Related Securities

         Applies to the Bond Fund: The Fund may invest in mortgage-backed securities. Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owned on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-though securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-though pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Company's and the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-adviser determines that the securities meet the Company's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the Sub-adviser's opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

     Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, set forth in this SAI under "Fundamental Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default that other comparable securities in the event of adverse economic, political or business developments that may affect such region and ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.


Collateralized Mortgage Obligations (CMOs)

     Applies to the Bond Fund: A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of the CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, then Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Other Mortgage-Related Securities

     Applies to the Bond Fund: Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

     Applies to the Bond Fund: CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

Stripped Mortgage Backed Securities

     Applies to the Bond Fund: Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, which the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Fund's limitations on investment in illiquid securities.

Other Asset-Backed Securities

     Applies to the Bond Fund: Similarly, the Sub-adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities may be offered to investors, including Certificates for Automobile Receivables. For a discussion of automobile receivables, see this SAI under "Certain Risk Factors and Investment Methods." Consistent with the Fund's investment objectives and policies, the Sub-adviser also may invest in other types of asset-backed securities.

Bank Obligations

     Applies to the Bond Fund: Bank obligations in which the Fund invests include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2), provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

     The Fund will limit its investments in United States bank obligations to obligations of United States bank (including foreign branches) which have more than $1 billion in total assets at the time of investment and are member of the Federal Reserve System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess $1 billion.

     The Fund will limit its investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the Sub-adviser are of an investment quality comparable to obligations of United States banks in which the Fund may invest. Subject to the Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in particular industry, there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations maybe more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

Derivative Instruments

     Applies to the Bond Fund: In pursuing its individual objective, the Fund may, as described in the Company's Prospectus, purchase and sell (write) both put options and call options on securities, securities indices, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts ("future options") for hedging purposes. The Fund also may enter into swap agreements with respect to foreign currencies, interest rates and indices of securities. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that the Directors of the Company determine that their use is consistent with the Fund's investment objective, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Fund (i.e., that written call or put options will be "covered" or "secured" and that futures and futures options will be used only for hedging purposes).

Options on Securities and Indices

     Applies to the Bond Fund: The Fund may purchase and sell both put and call options on debt or other securities or indices in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents or other liquid assets in such amount are segregated by the Fund) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided that cash or cash equivalents in the amount of the difference are segregated by the Fund. A put option on a security or an index is "covered" if the Fund segregates cash or cash equivalents equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided that cash or cash equivalents or other liquid assets in the amount of the difference are segregated by the Fund.

     If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for a option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices. For a discussion of certain risks involved in options, see this SAI and the Company's Prospectus under "Certain Risk Factors and Investment Methods."

Swap Agreements

     Applies to the Bond Fund: The Fund may enter into interest rate, index, credit and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Portfolio may also enter into options on swap agreements. For a discussion of swap agreements, see the Company's Prospectus under "Investment Programs of the Funds." The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owned or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether the Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Sub-adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of longer than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants." To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and partnerships may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor :For swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individual tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes

     Applies to the Bond Fund: Structured notes are derivative debt securities, the interest rate or principal of which is related to another economic indicator or financial market index. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by such an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the Sub-adviser analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in art effort to monitor the Fund's interest rate risk.

Foreign Currency Exchange-Related Securities

     Applies to the Bond Fund: The Fund may invest in foreign currency wan-ants, principal exchange rate linked securities and performance indexed paper. For a description of these instruments, see this SAI under "Certain Risk Factor and Investment Methods."

Hybrid Instruments

     Applies to the Bond Fund: The Fund may invest up to 5% of its assets in hybrid instruments. A hybrid instrument can combine the characteristics of securities, futures, and options. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. For an additional discussion of hybrid instruments and certain risks involved therein, see the Company's SAI under "Certain Risk Factors and Investment Methods."

Inverse Floaters

     Applies to the Bond Fund: The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund will not invest more than 5% of its net assets in any combination of inverse floater, interest only, or principal only securities.

Loan Participations

     Applies to the Bond Fund: The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the ;apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness `of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

     The Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, the Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer.. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loan and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily al what the Sub-adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Company's investment restriction relating to the lending of fiends or assets by the Fund.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.



Delayed Funding Loans and Revolving Credit Facilities

     Applies  to  the  Bond  Fund:   The  Fund  may  enter   into,   or  acquire
participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the; Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional finds, it will at all times segregate liquid assets, determined to be liquid by the Sub-adviser in accordance with procedures established by the Board of Directors, in an amount sufficient to meet such commitments. The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed finding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Fund currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. Participation interests in revolving credit facilities will be subject to the limitations discussed above under "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Company's investment restriction relating to the lending of funds or assets by the Fund.

Investment Grade Securities

     Applies to the Mid-Cap Fund and the Bond Fund: Investment grade securities are bond or convertible preferred stock that nationally recognized statistical ratings organizations, such as Moody's Investors Service, Inc. and Standard & Poor's Ratings Group, rate as Aaa or AAA (the highest quality) to Baa or BBB.

Reverse Repurchase Agreements and Dollar Rolls

     Applies to the Bond Fund: The Fund may enter into dollar roll or reverse repurchase agreements. In a dollar roll transaction, a Fund sells mortgage-backed securities for delivery to the buyer in the current month and simultaneously contracts to purchase similar securities on a specified future date from the same party. The securities to be purchased will be of the same type and have the same interest rate as the sold securities, but will be supported by different mortgage pools. In a reverse repurchase agreement, a Fund sells a portfolio instrument and agrees to repurchase it at an agreed upon date and price, which reflects an effective interest rate. It may also be viewed as a borrowing of money by the Fund and, like borrowing money, may increase fluctuations in a Fund's share price. When entering into a reverse repurchase agreement, a Fund must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

When-issued or delayed-delivery transactions

     Applies to the Bond Fund: A Fund may purchase securities on a when-issued, delayed-delivery or forward commitment basis. These transactions generally involve the purchase of a security with payment and delivery due at some time in the future. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price and yield. While the Funds will generally engage in such when-issued, delayed-delivery or forward commitment transactions with the intent of actually acquiring the securities, a Fund may sometimes sell such a security prior to the settlement date.

     Some Funds may also sell securities on a delayed-delivery or forward commitment basis. If the Fund does so, it will not participate in future gains or losses on the security. If the other party to such a transaction fails to pay for the securities, the Fund could suffer a loss.

Short Sales "Against the Box"

     Applies to Bond Fund: While none of the Funds will make short sales generally, the Bond Fund may make short sales "against the box." A short sale against the box involves selling a security that the Fund owns, or has the right to obtain without additional cost, for delivery at a specified date in the future. A Fund may make a short sale against the box to hedge against anticipated declines in the market price of a portfolio security. If the value of the security sold short increases instead, the Fund loses the opportunity to participate in the gain.

Lending Portfolio Securities

     Applies to all of the Funds: For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

Certain Risk Factors and Investment Methods

     Some of the investment instruments, techniques and methods which may be used by one or more of the Funds and the risks attendant thereto are described below. Other risk factors and investment methods are described in the Company's Prospectus. The risk factors and investment methods described below only apply to those Funds that may invest in such securities or use such investment methods.

DEBT OBLIGATIONS: Yields on short, intermediate. and long-term securities are dependent on a variety of factors, including, the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in prevailing interest rates will generally reduce the value of debt investments. and a decline in interest rates will generally increase the value of debt investments. The ability of a Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of interest and principal when due.

SPECIAL RISKS  ASSOCIATED  WITH  LOW-RATED AND  COMPARABLE  UNRATED  SECURITIES:
Low-rated and comparable unrated securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with such investments are discussed below.

EFFECT OF INTEREST RATES AND ECONOMIC CHANGES: The low-rated and comparable unrated securities market is relatively new, and its growth paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such a prolonged economic downturn could severely disrupt the market for and adversely affect the value of such securities.

     All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates. Low-rated and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated and comparable unrated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated and comparable unrated security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased fluctuation in the market prices of low-rated and comparable unrated securities and thus in a Fund's net asset value.

     As previously stated, the value of such a security will decrease in a rising interest rate market and accordingly, so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of some high-yield securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for a Fund.

PAYMENT EXPECTATIONS: Low-rated and comparable unrated securities typically contain redemption, call, or prepayment provisions which permit the issuer of securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates. issuers of high-yield securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower-yielding security, which would result in a lower return for a Fund.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

CREDIT RATINGS: Credit ratings issued by credit-rating agencies attempt to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated and comparable unrated securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit-rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings may be used only as a preliminary indicator of investment quality.
Investments in low-rated and comparable unrated securities will be more dependent on the applicable Sub-adviser's credit analysis than would be the case with investments in investment-grade debt securities. Such Sub-adviser may employ its own credit research and analysis, which could include a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, and the current trend of earnings. The Sub-advisers continually monitor the investments in a Fund and evaluate whether to dispose of or to retain low-rated and comparable unrated securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION: A Fund may have difficulty disposing of certain low-rated and comparable unrated securities because there may be a thin trading market for such securities. There is no established retail secondary market for many of these securities. A Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist. it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and a Fund's ability to dispose of particular securities, when necessary to meet a Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a portfolio. Market quotations are generally available on many low-rated and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated and comparable unrated securities, especially in a thinly-traded market.

Certain Risks of Foreign Investing

     CURRENCY FLUCTUATIONS. Investment in securities denominated in foreign currencies involves certain risks. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's assets denominated in that currency. Such changes will also affect a Fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens) the value of a Fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of a Fund's securities denominated in that currency would be expected to decline.

     INVESTMENT AND REPATRIATION RESTRICTIONS. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may at times limit or preclude investment in certain of such countries and may increase the cost and expenses of a Fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which a Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

     MARKET CHARACTERISTICS. Foreign securities may be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Fund's securities may be less liquid and more volatile than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign stock exchanges, which may be fixed, may generally be higher than negotiated commissions on U.S. exchanges, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The internal politics of certain foreign countries are not as stable as in the United States. Moreover, as the result of the prevailing political climate, the Fund may not be able to obtain legal remedies or enforce judgments in foreign countries.

     Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

     INFORMATION AND SUPERVISION. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

     TAXES. The dividends and interest payable on certain of a Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

     COSTS. Investors should understand that the expense ratio of a Fund investing primarily in foreign securities can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by a Fund are higher.

     OTHER. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Illiquid and Restricted Securities

     Applies to all Funds: Subject to limitations discussed in the Company's Prospectus under "Certain Risk Factors and Investment Methods," the Funds generally may invest in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

     Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. A Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

     Under guidelines adopted by the Company's Board of Directors, a Fund's Sub-adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Sub-adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and
(6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Sub-adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Sub-adviser determines that it is of equivalent quality.

     Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Sub-adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Repurchase Agreements

     Applies to the Bond Fund: As stated in the Prospectus under "Certain Risk Factors and Investment Methods," certain of the Funds may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Subadvisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

     Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by a Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Securities Lending

     Applies to all Funds: The Company has made arrangements for the Funds to lend securities. While a Fund may earn additional income from lending securities, such activity is incidental to the investment objective of the Fund. In addition to the compensation payable by borrowers under securities loans, a Fund would also earn income from the investment of cash collateral for such loans. Any cash collateral received by a Fund in connection with such loans normally will be invested in short-term instruments. However, any losses resulting from the investment of cash collateral would be borne by the lending Fund. There is no assurance that collateral for loaned securities will be sufficient to provide for recovery of interest, dividends, or other distributions paid in respect of loaned securities and not received by a Fund or to pay all expenses incurred by a Fund in arranging the loans or in exercising rights in the collateral in the event that loaned securities are not returned.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     Each Fund has adopted the following investment restrictions which may not be changed without shareholder approval.

     1. Senior Securities. No Fund may issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted under the Investment Company Act or 1940, as amended ("1940 Act").

     2. Borrowing. No Fund may borrow money, except that a Fund may (i) borrow money for non-leveraging, temporary or emergency purposes, and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Fund's investment objective and policies; provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Subject to the above limitations, the Funds may borrow from banks or other persons to the extent permitted by applicable law. The Funds may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Funds are permitted to incur.

     3. Underwriting. No Fund may underwrite or participate in the marketing of securities issued by other persons, except to the extent that the Funds may be deemed to be an underwriter (within the meaning of the Securities Act of 1933, as amended) in connection with the purchase and sale of portfolio securities.

     4. Concentration. No Fund may purchase any security if, as a result, more than 25% of the value of the Funds' assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (or repurchase agreements with respect thereto).

     5. Real Estate. No Fund may purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit a Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

     6. Lending. No Fund may make loans, except that a Fund may (i) lend portfolio securities in accordance with the Fund's investment policies in amounts up to 33 1/3% of the total assets of the Fund taken at market value,
(ii) purchase money market securities and enter into repurchase agreements,  and
(iii) acquire publicly distributed or privately placed debt securities and purchase debt.

     7. Commodities. No Fund may purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit a Fund from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Funds' investment policies, or (ii) investing in securities of any kind.

     8. Diversification. The Growth Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Fund.

     If a restriction on a Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

                       ADDITIONAL PERFORMANCE INFORMATION

     From time to time, a Fund's yield and total return may be included in advertisements, sales literature, or shareholder correspondence.


MANAGEMENT
--------------------------------------------------------------------------------

     The business of the Company is managed under the direction of the Board of Directors in accordance with the Articles of Incorporation and the Company's By-laws (the "Governing Documents"), which have been filed with the Securities and Exchange Commission and are available upon request. The Board of Directors consists of four (4) individuals, three (3) of whom are not "interested persons" (as defined under the 1940 Act) of the Company and the Adviser ("Independent Directors"). Pursuant to the Governing Documents of the Company, the Directors shall elect officers including a president, secretary and treasurer. The Board of Directors retains the power to conduct, operate and carry on the business of the Company and has the power to incur and pay any expenses which, in the opinion of the Board of Directors, are necessary or incidental to carry out any of the Company's purposes. The Directors, officers, employees and agents of the Company, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Directors and executive officers of the Company and their principal occupation over the last five years.



Independent Directors
--------------------------------------------------------------------------------
Name, Address    Position*     Principal            Number of          Other
and Age                        Occupation      Portfolios in Fund  Directorships
                               During the Past  Complex Overseen      held by
                               Five Years           by Director       Director
---------------- ------------- ---------------- --------------- ---------------


Interested Directors and Officers
--------------------------------------------------------------------------------
Name, Address    Position*      Principal           Number of          Other
and Age                         Occupation     Portfolios in Fund  Directorships
                                During the Past Complex Overseen       held by
                                Five Years        by Director          Director
---------------- -------------- -------------  ------------------- -------------
Tom Sung (    )                 Director,
                                Chairman of
                                the Board
--------------------------------------------------------------------------------
* The term of office of each Director listed above began during the year 2003 and will continue indefinitely.
** Tom Sung is an "interested person" of the Company as that term is defined under the 1940 Act, because of his affiliation with Abacus Investment Adviser, Inc., the Funds, Investment Adviser,

Board Committees

Audit Committee

     The members of the Audit Committee of the Board of Directors are ___________________________, each an Independent Director. ____________ is the chairperson of the Audit Committee. The Audit Committee oversees the Fund's financial reporting process, reviews audit results and recommends annually to the Company a firm of independent certified public accountants and plans to meet at least once annually.

Nominating Committee

     The members of the Nominating Committee of the Board of Directors are all Independent Directors and are ___________________________. _____________ is the
chairperson of the Nomination Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Directors as is from time to time considered necessary or appropriate.

Valuation Committee

     The members of the Valuation Committee of the Board of Directors are _______________, each an Independent Director. ___________________ is the chairperson of the Valuation Committee. The Valuation Committee is responsible for monitoring the valuation of portfolio securities and other investments, and, as required by the Company's valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors.

Compensation

     Each Director who is not affiliated with the Company or the Adviser will receive an annual salary in the amount of $________ per year, as well as reimbursement for any reasonable expenses incurred attending the meetings. The "interested persons" who serve as Directors of the Company receive no compensation for their services as Directors. None of the executive officers receive compensation from the Company.

     The table below details the amount of compensation the Directors will receive from the Company during a year and assumes that the Company is fully operational and the Directors have attended all quarterly meetings. Currently, the Company does not have a bonus, profit sharing, pension or retirement plan.

---------------------------- -----------------
Name and Position            Aggregate
                             Compensation
                             From Company
---------------------------- -----------------
Tom Sung                           None



---------------------------- -----------------

---------------

*This Director is deemed to be an `interested person' as defined in the 1940 Act because of his affiliation with the Adviser.

Management Ownership

     As of __________, 2003, the Directors, as a group, owned 0.0% of the Company's outstanding shares.



CONTROL PERSONS AND PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. As of the date of this SAI, the Company could be deemed to be under control of the Adviser, which had voting authority with respect to approximately 100% of the value of the outstanding interests in the Company on such date. However, it is expected that once the Company commences investment operations and its shares are sold to the public that the Adviser's control will be diluted until such time as the Company is controlled by its shareholders.

INVESTMENT ADVISER, SUB-ADVISERS, AND RESEARCH CONSULTANT
--------------------------------------------------------------------------------

Investment Adviser and Advisory Agreement

     Abacus Investment Advisers, Inc., 6 Bowery Street, New York, NY 10013, is a newly organized corporation and intends on registering with the U.S. Securities and Exchange Commission as a registered investment adviser under the Investment Advisers Act of 1940, as amended. Thomas Sung is the President and Chairman of the Board of Directors of the Adviser.

     Under the terms of the Investment Advisory Agreement (the "Advisory Agreement") between each Fund and the Adviser, the Adviser:

(1) manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund's investment objective,

(2)  oversee the portfolio management services of each Sub-adviser;

(3) provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Adviser,

(4) provides the Custodian of the Fund's securities on each business day with a list of trades for that day, and

(5) provides persons satisfactory to the Company's Board of Directors to act as officers and employees of the Company.


     Each Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. Each Fund has an obligation to indemnify each of its officers and Directors with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Adviser receives an advisory fee, payable monthly, for the performance of its services at an annual rate of one percent (1%) of the average daily net assets of each Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of a Fund's shares.

     The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Directors, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Directors or the vote of a majority of the outstanding shares of each Fund. The Advisory Contract may be terminated without penalty on 60 days' written notice by a vote of a majority of the Directors or by the Adviser, or by holders of a majority of that Company's outstanding shares. The Advisory Contract shall terminate automatically in the event of its assignment.

Sub-Advisers

     The Funds currently engage the following Sub-advisers to conduct the investment programs of each Fund pursuant to separate Sub-advisory agreements with the Adviser ("Sub-Adviser Agreements"):

DSM Capital Partners, LLC

     The Adviser will enter into a sub-advisory agreement with DSM Capital Partners, LLC ("DSM"), to manage the equity portfolio of the Abacus Growth Fund. DSM is located at 332 Main Street, Mount Kisko, NY, and is a registered investment adviser. DSM was founded in February 2001 and has provided Investment Advisory Services since 2001. As of March 2003, DSM managed approximately $160 million in assets.

Satuit Capital Management, LLC

     The Adviser will enter into a sub-advisory agreement with Satuit Capital Management, LLC ("Satuit"), to manage the equity portfolio of the Abacus Mid-Cap Fund. Satuit is located at 146 Front Street, Suite 204, Mill Wharf Plaza, Scituate, MA 02066, and is a registered investment adviser. Satuit provides investment advice, management services and portfolio management services to investment companies. Currently, Satuit manages approximately $____ million in assets.

Sub-Adviser Agreements

     Each of the Sub-Adviser Agreements provide that the Sub-Advisers will formulate and implement a continuous investment program for a Fund in accordance with that Fund's objective, policies and limitations and any investment guidelines established by the Adviser. Each Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Advisers are required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Adviser Agreements.

     Each Sub-Adviser Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Directors, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Sub-Adviser Agreement may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act).

Approval of the Advisory Agreement and the Sub-Advisers Agreements

Application for Exemptive Order

     The Company and the Adviser intend to file a request for an exemptive order to permit the Adviser to change sub-advisers for the Funds and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. Any such sub-adviser change would continue to be subject to approval by the Board of Directors. The exemption sought (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Company) is intended to facilitate the efficient supervision and management of the sub-advisers by the Adviser and the Directors.

Codes of Ethics

     The Company, the Adviser, the Sub-Advisers and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Company. Under the code of ethics, the Directors are permitted to invest in securities that may also be purchased by the Fund.

     In addition, the Company has adopted a code of Ethics which applies only to the Company's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

     At the Organizational Meeting of the Company, the Board of Directors will be provided with several options for proxy voting policies, at which time the Company's guidelines will be determined.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at ( ) ___-____; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.


Rule 12b-1 Plan

     The Company has adopted separate Distribution Plans (commonly referred to as "12b-1 Plans") for each Fund (collectively, the "Rule 12b-1 Plans") pursuant to appropriate resolutions of the Directors of the Company and in accordance with the requirements of Rule 12b-1 promulgated under the Investment Company Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. The Rule 12b-1 Plans permit each Fund to finance certain activities which are primarily intended to sell each Funds' shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Rule 12b-1 Plans are in effect.

     The Rule 12b-1 Plans provide that each Fund will pay a fee to Quasar Distributors, LLC ("Quasar") at an annual rate of 0.25% of that Funds' average daily net assets. The fee is paid to Quasar as reimbursement for expenses incurred for distribution-related activities.

     Payments for distribution expenses under the Rule 12b-1 Plans are subject to Rule 12b-1 under the Investment Company Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company." Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with that Rule. In accordance with Rule 12b-1, the Rule 12b-1 Plans provide that a report of the amounts expended under the Rule 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The Rule 12b-1 Plans provide that it may not be amended to increase materially the costs which shares of each Fund may bear for distribution pursuant to the Rule 12b-1 Plans' shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the Investment Company Act) of each Fund nor have any direct or indirect financial interest in the operation of the Rule 12b-1 Plans or in any related agreement (the "Rule 12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

     The Company's Board of Directors has concluded that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit each Fund. The Rule 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Directors and is terminable at any time with respect to any Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the outstanding shares of that Fund, as applicable.

     As long as the Rule 12b-1 Plans are in effect, the nomination of the Directors who are not interested persons of the Company must be committed to the discretion of the 12b-1 Directors.



THE DISTRIBUTOR
--------------------------------------------------------------------------------

     Quasar Distributors, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Company pursuant to a Distribution Agreement with the Company dated as of _______, 2003 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Funds' shares are continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. No affiliated persons of the Fund are affiliated persons of the Distributor.

     The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board of Directors or a vote of a majority of the outstanding shares, and (b) by a majority of the Directors who are not interested persons of the Company or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Distributor Agreement may be terminated by each Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to that Fund. The Distributor Agreement will automatically terminate in the event of its assignment.

Sub-Distributor

     Abacus International Capital Corp. (the "Sub-distributor") serves as the sub-distributor for the shares of the Fund pursuant to a Sub-distribution Agreement with the Funds dated as of _______, 2003 (the "Sub-distribution Agreement"). The Sub-distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD.



ALLOCATION OF PORTFOLIO BROKERAGE
--------------------------------------------------------------------------------

     Subject to the supervision of the Directors, decisions to buy and sell securities for the Funds are made by the Adviser. The Adviser and their appointed Sub-Advisers are authorized by the Directors to allocate the orders placed by them on behalf of each Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to that Fund or the Adviser for that Fund's use. Such allocation is to be in such amounts and proportions as the Adviser and Sub-Adviser may determine.

     In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration: o the best net price available;

o    the reliability, integrity and financial condition of the broker or dealer;
o    the size of and difficulty in executing the order; and
o the value of the expected contribution of the broker or dealer to the investment performance of a Fund on a continuing basis.

     Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to that Fund.

     In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of a Funds transactions may primarily benefit accounts other than that Fund's, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) positions held less than a year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period.

FUND ADMINISTRATION
--------------------------------------------------------------------------------

     U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Adviser and the Fund. As such, U.S. Bancorp provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Fund. U.S. Bancorp will receive a fund administration fee for the Fund, which will be billed to the Adviser on a monthly basis.

FUND ACCOUNTING AND TRANSFER AGENT
--------------------------------------------------------------------------------

     U.S. Bancorp serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement with the Adviser. Under the Fund Accounting Servicing Agreement, U.S. Bancorp will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. U.S. Bancorp will receive a fund accountant fee for the Fund, which will be billed to the Adviser on a monthly basis.

     Under the Transfer Agent Servicing Agreement, U.S. Bancorp will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. U.S. Bancorp will receive a transfer agent fee, which will be billed to the Adviser on a monthly basis.

CUSTODIAN
--------------------------------------------------------------------------------

     The Custodian for the Company and the Funds is U.S. Bank, N.A., located at 425 Walnut Street, Cincinnati, OH 45202. As Custodian, U.S. Bank, N.A. holds all of securities and cash owned by the Funds. All of the custodian fees will be paid by the Adviser.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------

     Each share of the Company has one vote in the election of Directors. Cumulative voting is not authorized for the Company. This means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Directors.

     Shareholders of the Company and any other future series of the Company will vote in the aggregate and not by series except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Directors are not subject to separate voting requirements and may be acted upon by shareholders of the Company voting without regard to series.

     The authorized capitalization of Abacus Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM
--------------------------------------------------------------------------------

     The Company has  established an Anti-Money  Laundering  Compliance  Program
(the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA Patriot Act"). To ensure compliance with this law, the Company's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Funds' Distributor, and Transfer Agent have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Company will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA Patriot Act.

     As a result of the Program, the Company may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Company may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

Calculation of Share Price

     As indicated in the Prospectuses under the heading "Net Asset Value," the net asset value ("NAV") of a Fund's shares is determined by dividing the total value of a Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of that Fund.

     For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Directors, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Directors or persons acting at their direction.

     Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

     Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

     In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Directors or their designees, pursuant to procedures approved by the Board of Directors. Fair valuation may also be used by the Board of Directors if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

     The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

     Orders for shares received by a Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

     The Funds will redeem all or any portion of a shareholder's shares of a Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the Investment Company Act of 1940, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a)  when the NYSE is closed, other than customary weekend and holiday closings;
(b)  when trading on that exchange is restricted for any reason;
(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or
     (c) exist; or
(d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

     In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

     Supporting documents in addition to those listed under "Redemptions" in the prospectus will be required from executors, administrators, Directors, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Company instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

TAX STATUS
--------------------------------------------------------------------------------

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

     The Company has qualified and elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Company will not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Company will be computed in accordance with Section 852 of the Code.

     The Company intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore will not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after June 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Company unless a shareholder elects to receive cash.

     If the Company fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Company would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the a Company would not be liable for income tax on the Company's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Company's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Company.

     The Company is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Company's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Company during the preceding calendar year. Under ordinary circumstances, the Company expects to time its distributions so as to avoid liability for this tax.

     Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Company.

     The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

     Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

     Distributions of net capital gain ("capital gain dividends") are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Company have been held by such shareholders.

     A redemption of Company shares by a shareholder will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and his tax basis in his Company shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

     Under the Code, the Company will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Company shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Company is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

     To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

     To the extent such investments are permissible, certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

     Investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

Foreign Currency Transactions

     A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

     Income  received by the Funds from sources within foreign  countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Company. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

     Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

     Shareholders of the Company may be subject to state and local taxes on distributions received from the Company and on redemptions of the Company's shares.

     A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Company issues to each shareholder a statement of the federal income tax status of all distributions.

     The Company is organized as a Maryland corporation and generally will not be liable for any income or franchise tax in the State of Maryland. If the Company qualifies as a regulated investment company for federal income tax purposes and pays no federal income tax, it generally will also not be liable for New York State income taxes, other than a nominal corporation franchise tax (as adjusted by the applicable New York State surtaxes).

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Average Annual Total Return

     Average annual total return quotations that may be used in the Company's advertising and promotional materials are calculated according to the following formulas:

         P(1+T)n = ERV

Where:   P   =   a hypothetical initial payment of $1,000
         T   =   average annual total return
         n   =   number of years
         ERV =   ending redeemable value of a hypothetical $1,000 paymentmade at the beginning of the period.

     Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Company are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Average Annual Total Return (after taxes on distributions)

     The following formula is used to calculate average annual total returns after taxes on distributions before redemptions:

                                 P(1+T)n = ATVD

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Company distributions but not after taxes on redemption.


Average Annual Total Returns (after taxes on distributions and redemptions)

     The following formula is used to calculate average annual total returns after taxes on distributions and redemptions:

                                 P(1+T)n = ATVDR

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Company distributions and redemption.

     The Company may also calculate total return on a cumulative basis that reflects the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

                  Cumulative Total Return = [ (ERV) - 1 ]


Yield Quotation

     The yield of a Fund is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:


                           YIELD = 2[ (a-b + 1)6 -1]
                                       ----
                                            cd


 Where:  a =  net investment income earned during the period attributable to the
              Fund

         b =  net expenses accrued for the period attributable to the Fund

         c= the average daily number of shares of the Fund outstanding during the period that were entitled to receive dividends

         d =  the maximum offering price per share of the Fund


     Net  investment   income  will  be  determined  in  accordance  with  rules
established by the SEC.


Other Information

     The Company's performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Company will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

Comparison of Company Performance

     The performance of the Company may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Company may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Company Report, Money Magazine, The Wall Street Journal and USA Today.

     The Company may from time to time use the following unmanaged index for performance comparison purposes:

                  90-day U.S. Treasury bill, constant maturity.

     S&P 500 Index -- the S&P 500 is an index of 500 stocks designed to mirror the overall equity market's industry weighting. Most, but not all, large capitalization stocks are in the Index. There are also some small capitalization names in the Index. Standard & Poor's Corporation maintain the Index. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Standard & Poor's makes changes as needed.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

     The Company has selected Tait, Weller & Baker, 8 Penn Center, Philadelphia, PA 19103, as its independent accountants.

LEGAL COUNSEL
--------------------------------------------------------------------------------

     Spitzer & Feldman P.C., 405 Park Avenue, New York, NY 10022, serves as the Company's legal counsel.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Attached hereto are the financial statements indicating the seed capital of the Company as audited by Tait, Weller & Baker.


                                  APPENDIX "A"
                           DESCRIPTION OF BOND RATINGS

     Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

          1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

          2. Nature of and provisions of the obligation.

          3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

     BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

     Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

                           DESCRIPTION OF NOTE RATINGS

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

o SP-2 Satisfactory capacity to pay principal and interest.

o SP-3 Speculative capacity to pay principal and interest.

     Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

     Rating symbols and their meanings follow:

o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

o MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                            COMMERCIAL PAPER RATINGS

     Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

     Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

     Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

     Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.


                                  APPENDIX "B"
                               FUTURES AND OPTIONS

     The  following   information   should  be  read  in  conjunction  with  the
discussions of options and futures elsewhere in this Statement of Additional Information.

                              OPTIONS ON SECURITIES

     An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

     Upon exercise of the option, the holder is required to pay the purchase price of the underlying security, in the case of a call option, or to deliver the security in return for the purchase price, in the case of a put option. Conversely, the writer is required to deliver the security, in the case of a call option, or to purchase the security, in the case of a put option. Options on securities which have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established, subject to the availability of a liquid secondary market.

     Options on securities and options on indices of securities, discussed below, are traded on national securities exchanges, such as the Chicago Board Options Exchange and the New York Stock Exchange, which are regulated by the Securities and Exchange Commission. The Options Clearing Corporation guarantees the performance of each party to an exchange-traded option, by in effect taking the opposite side of each such option. Options on securities and indices purchased and written by the Portfolios may be traded on NASDAQ rather than on an exchange. Any options not traded on an exchange must be effected with primary government securities dealers recognized by the Board of Governors of the Federal Reserve System.

     An option position in an exchange traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option at any particular time. In such event it might not be possible to effect closing transactions in a particular option with the result that the Funds would have to exercise the option in order to realize any profit. This would result in the Funds incurring brokerage commissions upon the disposition of underlying securities acquired through the exercise of a call option or upon the purchase of underlying securities upon the exercise of a put option. If the Funds as covered call option writers are unable to effect a closing purchase transaction in a secondary market, unless the Funds are required to deliver the stock pursuant to the assignment of an exercise notice, they will not be able to sell the underlying security until the option expires.

     Reasons for the potential absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange which had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at a particular time, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, the Options Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

     Each Fund may also invest in so-called "synthetic" options or other options and derivative instruments written by broker-dealers, including options on baskets of specified securities. Synthetic options transactions involve the use of two financial instruments that, together, have the economic effect of an options transaction. The risks of synthetic options are generally similar to the risks of actual options, with the addition of increased market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

     Options transactions may be effected on domestic and foreign securities exchanges or in the over-the-counter market. Options positions may be of the American or the European variety. An American style option may be exercised by the holder at any time after it is purchased until it expires. A European style option may be exercised only on its expiration date. When options are purchased over-the-counter, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. In addition, the Fund may have difficulty closing out its positions in over-the-counter and synthetic options, which could result in losses to the Fund. Over-the-counter option positions and various derivative instruments may be illiquid and, in such cases are subject to the limitations on the purchase of illiquid securities by the Funds.

                            OPTIONS ON STOCK INDICES

     In contrast to an option on a security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." The purchaser of the option receives this cash settlement amount if the closing level of the stock index on the day of exercise is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount if the option is exercised. As in the case of options on securities, the writer or holder may liquidate positions in stock index options prior to exercise or expiration by entering into closing transactions on the exchange on which such positions were established, subject to the availability of a liquid secondary market.

     The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stock included in the index and the index fluctuates with changes in the market values of the stocks so included.

         FUTURES CONTRACTS ON FIXED INCOME SECURITIES AND STOCK INDICES

     A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future, for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying the contract are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

     The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalent, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

     A futures contract may be purchased or sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction. The contract market clearing house guarantees the performance of each party to a futures contract by in effect taking the opposite side of such contract. At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the trader is required to be paid to the contract market clearing house while any profit due to the trader must be delivered to it.

     Interest rate futures contracts currently are traded on a variety of fixed income securities, including long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper.

     A stock index futures contract provides for the making and acceptance of a cash settlement in much the same manner as the settlement of an option on a stock index. The types of indices underlying stock index futures contracts are essentially the same as those underlying stock index options, as described above. The index assigns weighted values to the securities included in the index and its composition is changed periodically.

                          OPTIONS ON FUTURES CONTRACTS

     An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearing house assigns exercise notices on a random basis to those of its members which have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers which have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.


                            Abacus Mutual Funds, Inc.
                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)  Articles of Incorporation - To be filed by amendment.

(b)  Bylaws -- To be filed by amendment.

(c)  Instruments   Defining  Rights  of  Security  Holders  --  Incorporated  by
     reference to the Agreement and Declaration of Trust.

(d)  Investment Advisory Agreements-- To be filed by amendment.

(e)  Underwriting Agreement-- To be filed by amendment.

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody Agreement-- To be filed by amendment.

(h)  Other Material Contracts

(i)  Fund Administration Servicing Agreement-- To be filed by amendment.

(ii) Transfer Agent Servicing Agreement-- To be filed by amendment.

(iii) Fund Accounting Servicing Agreement-- To be filed by amendment.

(iv) Power of Attorney-- To be filed by amendment.

(i)  Opinion and Consent of Counsel-- To be filed by amendment.

(j)  Consent of Independent Public Accountants-- To be filed by amendment.

(k)  Omitted Financial Statements-- Not applicable.

(l)  Agreement Relating to Initial Capital-- To be filed by amendment.

(m)  Rule 12b-1 Plan-- To be filed by amendment.

(n)  Rule 18f-3 Plan-- Not applicable.

(o)  Reserved.

(p)  Code of Ethics -- To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser.

     Abacus Investment Advisor, Inc. serves as the investment adviser for the Registrant. The business and other connections of Abacus Investment Advisors, Inc. will be set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Abacus Investment Advisors to be filed with the SEC.

Item 27. Principal Underwriter.

     (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

----------------------------------------- ------------------------------------------
          Advisors Series Trust                  Investors Research Fund, Inc.
----------------------------------------- ------------------------------------------
           AHA Investment Funds                            IPS Funds
----------------------------------------- ------------------------------------------
           Alpine Equity Trust                        Jacob Internet Fund
----------------------------------------- ------------------------------------------
           Alpine Series Trust                    The Jensen Portfolio, Inc.
----------------------------------------- ------------------------------------------
         Brandes Investment Trust                 Kayne Anderson Mutual Funds
----------------------------------------- ------------------------------------------
      Brandywine Advisors Fund, Inc.               Kit Cole Investment Trust
----------------------------------------- ------------------------------------------
     Builders Fixed Income Fund, Inc.             Light Revolution Fund, Inc.
----------------------------------------- ------------------------------------------
            CCM Advisors Funds                         The Lindner Funds
----------------------------------------- ------------------------------------------
       CCMA Select Investment Trust                       LKCM Funds
----------------------------------------- ------------------------------------------
           Country Mutual Funds                       Monetta Fund, Inc.
----------------------------------------- ------------------------------------------
            Cullen Funds Trust                        Monetta Trust, Inc.
----------------------------------------- ------------------------------------------
     The Dessauer Global Equity Fund             1-800-MUTUALS Advisor Series
----------------------------------------- ------------------------------------------
              Everest Funds                       MW Capital Management Funds
----------------------------------------- ------------------------------------------
        First American Funds, Inc.                   PIC Investment Trust
----------------------------------------- ------------------------------------------
First American Insurance Portfolios, Inc.      Professionally Managed Portfolios
----------------------------------------- ------------------------------------------
  First American Investment Funds, Inc.              Purisima Funds Trust
----------------------------------------- ------------------------------------------
   First American Strategy Funds, Inc.                  Quintara Funds
----------------------------------------- ------------------------------------------
     First American Closed End Funds      Rainier Investment Management Mutual Funds
----------------------------------------- ------------------------------------------
             FFTW Funds, Inc.                     RNC Mutual Fund Group, Inc.
----------------------------------------- ------------------------------------------
     Fleming Mutual Fund Group, Inc.                   SAMCO Funds, Inc.
----------------------------------------- ------------------------------------------
         Fort Pitt Capital Funds                       SEIX Funds, Inc.
----------------------------------------- ------------------------------------------
           Glenmede Fund, Inc.                   TIFF Investment Program, Inc.
----------------------------------------- ------------------------------------------
       Harding, Loevner Funds, Inc.              Trust for Investment Managers
----------------------------------------- ------------------------------------------
           Hennessy Funds, Inc.              TT International U.S.A. Master Trust
----------------------------------------- ------------------------------------------
     The Hennessy Mutual Funds, Inc.                     Wexford Trust
----------------------------------------- ------------------------------------------
              Investec Funds                             Zodiac Trust
----------------------------------------- ------------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal          Position and Offices with     Positions and Offices
Business Address            Quasar Distributors, LLC      with Registrant

--------------------------- ----------------------------- ----------------------
James R. Schoenike          President, Board Member       None
--------------------------- ----------------------------- ----------------------
Donna J. Berth              Treasurer                     None
--------------------------- ----------------------------- ----------------------
Suzanne E. Riley            Secretary                     None
--------------------------- ----------------------------- ----------------------
Joe Redwine                 Board Member                  None
--------------------------- ----------------------------- ----------------------
Bob Kern                    Board Member                  None
--------------------------- ----------------------------- ----------------------
Paul Rock                   Board Member                  None
--------------------------- ----------------------------- ----------------------
Jennie Carlson              Board Member                  None
--------------------------- ----------------------------- ----------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.


                                    (2)                  (3)
             (1)              Net Underwriting      Compensation on         (4)            (5)
      Name of Principal        Discounts and        Redemption and      Brokerage        Other
         Underwriter             Commission           Repurchases       Commissions   Compensation
--------------------------- --------------------- ------------------- ------------- --------------
Quasar Distributors, LLC            None                 None              None           None

Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                        Are located at:
-------------------                         ---------------

Registrant's Fund Administrator,            U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent         615 East Michigan Street
                                            Milwaukee, WI  53202

Registrant's Investment Adviser             Abacus Investment Advisors, Inc.
                                            6 Bowery Street
                                            New York, NY 10013

Registrant's Custodian                      U.S. Bank, N.A.
                                            425 Walnut Street
                                            Cincinnati, OH  54202

Item 29. Management Services Not Discussed in Parts A and B.

          Not  applicable.

Item 30. Undertakings.

          Not  applicable.




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 22nd day of May, 2003.

                            ABACUS MUTUAL FUNDS, INC.


                                By: /s/ Tom Sung
                                        --------
                                        Tom Sung
                                        President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on May 22, 2003 by the following persons in the capacities indicated.


Signature                           Title
---------                           -----


/s/ Tom Sung                        President and Trustee
    --------
    Tom Sung




EXHIBIT INDEX

Exhibit                                                            Exhibit No.
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